OPERATING INCOME - Interest and valuation on financial instruments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING INCOME
Interest on debt instruments using the effective interest method	$ 308,453	$ 160,200	$ 129,017
Interest and valuation on financial instruments	214,858	524,440	384,610
Interest and valuation on financial assets instruments	523,311	684,640	513,627
Debt instruments
OPERATING INCOME
Interest and valuation on financial instruments	533,506	881,985	472,357
Derivatives
OPERATING INCOME
Interest and valuation on financial instruments	(337,796)	(182,769)	(22,575)
Spot transactions
OPERATING INCOME
Interest and valuation on financial instruments	20,173	483	(13,734)
Repos
OPERATING INCOME
Interest and valuation on financial instruments	$ (1,025)	$ (175,259)	$ (51,438)